ACCOUNTING STANDARDS AND BASIS OF PREPARATION - IAS 29 (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Annual	211.40%	94.80%	50.90%
Accumulated 3 years	815.60%	300.30%	216.10%